Stockholders' deficiency (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Equity [Abstract]
Schedule of shares issued to DelMar employees share purchase trust

Number of shares held in Trust

Balance - April 6, 2010	-
Shares issued to the DelMar Employee Share Purchase Trust	2,000,000
Shares transferred to employees and consultants for services	(325,000)
Founders shares acquired by the Trust	68,750

Balance - December 31, 2010	1,743,750
Shares transferred to employees and consultants for services	(200,000)
Founders shares acquired by the Trust	46,875

Balance - December 31, 2011	1,590,625
Shares transferred to employees and consultants for services	(1,590,625)

Balance - December 31, 2012	-

Schedule of options outstanding under the plan
	Number of stock options outstanding	Weighted average exercise price CDN$

Balance - December 31, 2012 and March 31, 2013	1,020,000	0.50

	Number of stock options outstanding	Weighted average exercise price $Cdn

Balance - December 31, 2011	-	-
Granted	1,020,000	0.50

Balance – December 31, 2012	1,020,000	0.50

Schedule of stock options currently outstanding and exercisable
Exercise price $Cdn	Number outstanding at March 31, 2013	Weighted average remaining contractual life (years)	Weighted average exercise price $CDN	Number exercisable at March 31, 2013	Exercise price $CDN

$0.50	1,020,000	8.87	0.50	660,500	0.50

Exercise price $Cdn	Number outstanding at December 31, 2012	Weighted average remaining contractual life (years)	Weighted average exercise price $Cdn	Number exercisable at December 31, 2012	Exercise price $Cdn

$0.50	1,020,000	9.12	0.50	575,500	0.50

Schedule of stock options valuation assumptions using a Black-Scholes pricing model
	March 31, 2013	Grant date

Dividend rate	0%	0%
Volatility	84.8%	97.3%
Risk-free rate	1.00%	1.25%
Term - years	1.80	3.0

	December 31, 2012	Grant date

Dividend rate	0%	0%
Volatility	74%	97.3%
Risk-free rate	1.25%	1.25%
Term - years	2.1	3.0

Schedule of stock-based compensation expense
	Three months ended March 31,
	2013	2012
	$	$

Research and development	152,480	61,069
General and administrative	51,865	27,350
	204,345	88,419

	Periods ended December 31,

	2012 $	2011 $	2010 $

Research and development	196,281	-	-
General and administrative	76,313	-	-

	272,594	-	-

Schedule of unvested stock options
	Number of Options	Weighted average exercise price $CDN	Weighted average grant date fair value $CDN

Unvested at December 31, 2012	444,500	0.50	0.304

Granted	-	-	-
Vested	(85,000)	0.50	0.304

Unvested at March 31, 2013	359,500	0.50	0.304

	Number of options	Weighted average exercise price Cdn$	Weighted average grant date fair value Cdn$

Unvested at December 31, 2011	-	-	-
Granted	1,020,000	0.50	0.304
Vested	(575,500)	0.50	0.304

Unvested at December 31, 2012	444,500	0.50	0.304

Schedule of warrants	Warrants
	Number of Warrants	Amount $

Balance - December 31, 2012	950,000	153,106

Warrants issued as unit issue costs	5,250,000	6,288,594

Balance - March 31, 2013	6,200,000	6,441,700

	Number of warrants	Amount $

Balance - December 31, 2011	-	-

Warrants issued for patents (i)	500,000	89,432
Warrants issued as unit issue costs (ii)	105,000	14,295
Warrants issued for services (iii)	345,000	49,379

Balance - December 31, 2012	950,000	153,106

i)
At December 31, 2011, the Company recognized the fair value of the 500,000 contingent Valent warrants (note 3). The contingent warrants were recognized in additional paid in capital at December 31, 2011 and have been reclassified to warrants when the warrants were issued on February 1, 2012. The warrants have an exercise price of CDN $0.50 per warrant and expire February 1, 2017.

ii)
The Company has issued broker warrants as finder’s fees in relation to the issuance of certain units. All of the warrants were issued on March 1, 2012 and have an exercise price of CDN $0.50 per warrant. Of the total, 100,000 expire March 1, 2015 and 5,000 expire March 1, 2014.

iii)
The Company has issued 345,000 warrants for investor relations services. The warrants were issued on February 1, 2012 and they vest in 12 equal installments over a 12-month period commencing on March 1, 2012. The warrants have an exercise price of CDN $0.50 per warrant and expire February 1, 2015.

Schedule of outstanding warrants
Description	Number

CDN $0.50 warrants (note 6) (i)	2,410,000
Issued as broker warrants (ii)	105,000
Issued for patents (iii)	500,000
Issued for services (iv)	345,000
Investor Warrants (note 6) (v)	13,125,002
Dividend warrants (note 6)(vi)	3,250,007
Placement Agent (vii)	5,250,000

Closing balance - March 31, 2013	24,985,009

i)
All of the warrants expire on January 25, 2014. They are exercisable at $0.96 per warrant until July 25, 2013 and $1.20 per warrant from July 26, 2013 until January 25, 2014. A total of 110,000 warrants are exercisable on a cashless basis.

ii)
The Company has issued broker warrants as finder’s fees in relation to the issuance of certain of the CDN $0.50 units issued during the years ended December 31, 2011 and 2012. All of the warrants were issued on March 1, 2012 and have an exercise price of CDN $0.50 per warrant. Of the total, 100,000 expire March 1, 2015 and 5,000 expire March 1, 2014.

iii)	The Company issued 500,000 warrants to Valent (note 3). The warrants have an exercise price of CDN $0.50 per warrant and expire February 1, 2017.

iv)
The Company has issued 345,000 warrants for investor relations services. The warrants were issued on February 1, 2012 and they vested in 12 equal installments over a 12-month period commencing on March 1, 2012. The warrants have an exercise price of CDN $0.50 per warrant and expire February 1, 2015.

v)
The Investor Warrants were issued as part of the Company’s $0.80 unit offering. They were issued in tranches on January 25, 2013, January 31, 2013, February 8, 2013, February 21, 2013, February 28, 2013, March 1, 2013, and March 6, 2013 respectively (note 7(b)). They are exercisable at $0.80 per warrant for five years commencing from their respective issue dates.

vi)	The Dividend Warrants are exercisable at $1.25 per warrant until January 24, 2018.

vii)	The Placement Agent are exercisable at $0.80 per warrant until March 6, 2018. The Placement Agent Warrants were all issued on March 6, 2013.